Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities:
Net income / (loss)	$ (105,197)	$ (3,870)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation	38,519	9,777
Amortization of fair value of above market acquired time charters (Note 7)	7,071	3,149
Amortization of deferred finance charges (Note 8)	1,199	284
Loss on debt extinguishment (Note 8)	974	0
Loss on time charter agreement termination (Note 7)	2,114	0
Vessel impairment loss (Note 5 and Note 6)	28,829	0
Loss on sale of vessel (Note 5)	13,389	0
Stock-based compensation (Note 12)	1,407	1,903
Change in fair value of derivatives	59	819
Other non-cash charges	34	215
Gain from insurance claim	0	(237)
Equity of income of investee	(213)	(1)
Changes in operating assets and liabilities:
Trade accounts receivable	6,449	(1,223)
Inventories	(2,323)	(3,501)
Prepaid expenses and other current assets	(1,069)	(602)
Due from related parties	(426)	(1,467)
Accounts payable	(3,814)	2,060
Due to related parties	(1,266)	917
Accrued liabilities	863	2,207
Due to managers	4,539	0
Deferred revenue	(637)	54
Net cash provided by/(used in) Operating Activities	(9,499)	10,485
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets (Note 5 and Note 6)	(317,538)	(74,267)
Long-term investment	0	(200)
Cash proceeds from vessel sale (Note 5)	38,831	0
Hull and Machinery Insurance proceeds	0	550
Decrease in restricted cash	3,487	22
Increase in restricted cash	(3,304)	(4,102)
Net cash provided by/(used in) Investing Activities	(278,524)	(77,997)
Cash Flows from Financing Activities:
Proceeds from bank loans	266,181	74,000
Loan prepayments and repayments	(188,226)	(10,452)
Financing fees paid	(8,526)	(914)
Proceeds from issuance of common shares (Note 9)	418,771	0
Offering expenses paid related to the issuance of common shares (Note 9)	(974)	0
Net cash provided by/(used in) Financing Activities	487,226	62,634
Net (decrease) / increase in cash and cash equivalents	199,203	(4,878)
Cash and cash equivalents at beginning of period	86,000	44,298
Cash and cash equivalents at end of the period	285,203	39,420
Cash paid during the period for:
Interest	$ 19,844	$ 2,540